UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21735

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 1.9%
Boeing Co. (The)	17,122	$2,569,670
Honeywell International, Inc.	64,422	6,719,859
Northrop Grumman Corp.	25,030	4,028,829
Rockwell Collins, Inc.	42,746	4,127,126
Textron, Inc.	15,478	686,139

		$18,131,623

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	17,000	$1,244,740

		$1,244,740

Airlines — 0.4%
Delta Air Lines, Inc.	24,000	$1,079,040
Southwest Airlines Co.	52,956	2,345,951

		$3,424,991

Auto Components — 0.6%
Dana Holding Corp.	77,289	$1,635,435
Goodyear Tire & Rubber Co. (The)	19,777	535,561
Johnson Controls, Inc.	69,723	3,516,828

		$5,687,824

Automobiles — 0.3%
Ford Motor Co.	41,101	$663,370
General Motors Co.	20,000	750,000
Tesla Motors, Inc.(1)	9,266	1,749,143

		$3,162,513

Banks — 3.5%
Bank of America Corp.	191,986	$2,954,665
BankUnited, Inc.	11,449	374,840
Citigroup, Inc.	40,000	2,060,800
Fifth Third Bancorp	100,126	1,887,375
Huntington Bancshares, Inc.	179,679	1,985,453
JPMorgan Chase & Co.	132,867	8,049,083
KeyCorp	38,413	543,928
Regions Financial Corp.	643,924	6,085,082
SunTrust Banks, Inc.	49,905	2,050,596
Wells Fargo & Co.	131,947	7,177,917

		$33,169,739

Beverages — 1.4%
Coca-Cola Co. (The)	153,082	$6,207,475
Coca-Cola Enterprises, Inc.	21,105	932,841
PepsiCo, Inc.	60,609	5,795,433

		$12,935,749

Biotechnology — 6.9%
Amgen, Inc.	61,770	$9,873,934
Biogen, Inc.(1)	35,831	15,129,281
BioMarin Pharmaceutical, Inc.(1)	16,822	2,096,358
Celgene Corp.(1)	142,582	16,436,853
Gilead Sciences, Inc.(1)	225,461	22,124,488

		$65,660,914

Security	Shares	Value
Building Products — 0.1%
Allegion PLC	10,516	$643,264

		$643,264

Capital Markets — 1.8%
E*TRADE Financial Corp.(1)	20,741	$592,259
Franklin Resources, Inc.	50,559	2,594,688
Goldman Sachs Group, Inc. (The)	19,203	3,609,588
Invesco, Ltd.	78,614	3,120,190
Morgan Stanley	53,096	1,894,996
State Street Corp.	43,478	3,196,937
T. Rowe Price Group, Inc.	23,664	1,916,311

		$16,924,969

Chemicals — 1.6%
Air Products and Chemicals, Inc.	13,083	$1,979,196
Celanese Corp., Series A	10,077	562,901
E.I. du Pont de Nemours & Co.	47,601	3,402,044
LyondellBasell Industries NV, Class A	10,000	878,000
PPG Industries, Inc.	37,050	8,356,257

		$15,178,398

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	16,835	$912,962

		$912,962

Communications Equipment — 3.9%
Brocade Communications Systems, Inc.	198,573	$2,356,069
Cisco Systems, Inc.	618,078	17,012,597
Harris Corp.	6,224	490,202
QUALCOMM, Inc.	243,978	16,917,434

		$36,776,302

Consumer Finance — 1.1%
American Express Co.	50,565	$3,950,138
Capital One Financial Corp.	10,757	847,867
Discover Financial Services	102,596	5,781,284

		$10,579,289

Containers & Packaging — 0.3%
MeadWestvaco Corp.	56,858	$2,835,508

		$2,835,508

Distributors — 0.2%
Genuine Parts Co.	19,047	$1,774,990

		$1,774,990

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(1)	19,434	$2,804,715
CME Group, Inc.	12,294	1,164,365
McGraw Hill Financial, Inc.	37,507	3,878,224
Moody’s Corp.	45,252	4,697,157

		$12,544,461

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	163,438	$5,336,250
Frontier Communications Corp.	154,158	1,086,814
Verizon Communications, Inc.	149,422	7,266,392
Windstream Holdings, Inc.	131,062	969,859

		$14,659,315

Electric Utilities — 0.6%
American Electric Power Co., Inc.	16,075	$904,219
Edison International	62,309	3,892,443
NextEra Energy, Inc.	8,000	832,400

		$5,629,062

Security	Shares	Value
Electrical Equipment — 0.1%
Emerson Electric Co.	24,158	$1,367,826

		$1,367,826

Electronic Equipment, Instruments & Components — 0.0%(2)
Knowles Corp.(1)	16,848	$324,661

		$324,661

Energy Equipment & Services — 1.0%
Halliburton Co.	98,584	$4,325,866
Schlumberger, Ltd.	62,574	5,221,174

		$9,547,040

Food & Staples Retailing — 1.5%
CVS Health Corp.	88,422	$9,126,035
Kroger Co. (The)	37,587	2,881,419
Walgreens Boots Alliance, Inc.	22,000	1,862,960

		$13,870,414

Food Products — 1.8%
ConAgra Foods, Inc.	48,260	$1,762,938
Hershey Co. (The)	11,826	1,193,362
Hormel Foods Corp.	10,580	601,473
Kraft Foods Group, Inc.	49,708	4,330,312
Mondelez International, Inc., Class A	265,000	9,563,850

		$17,451,935

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	91,000	$4,216,030
Baxter International, Inc.	46,730	3,201,005
Edwards Lifesciences Corp.(1)	11,063	1,576,035
Intuitive Surgical, Inc.(1)	12,611	6,368,933
Medtronic PLC	24,665	1,923,624
Stryker Corp.	33,820	3,119,895

		$20,405,522

Health Care Providers & Services — 2.0%
Cigna Corp.	36,534	$4,728,961
DaVita HealthCare Partners, Inc.(1)	14,550	1,182,624
Express Scripts Holding Co.(1)	39,350	3,414,399
LifePoint Hospitals, Inc.(1)	29,979	2,201,958
McKesson Corp.	7,813	1,767,301
UnitedHealth Group, Inc.	46,743	5,529,229

		$18,824,472

Hotels, Restaurants & Leisure — 2.3%
International Game Technology	56,626	$985,859
Marriott International, Inc., Class A	92,128	7,399,721
McDonald’s Corp.	63,685	6,205,466
Starwood Hotels & Resorts Worldwide, Inc.	23,177	1,935,280
Yum! Brands, Inc.	72,349	5,695,313

		$22,221,639

Household Durables — 0.2%
Whirlpool Corp.	8,566	$1,730,846

		$1,730,846

Household Products — 1.0%
Clorox Co. (The)	39,829	$4,396,724
Colgate-Palmolive Co.	31,592	2,190,589
Procter & Gamble Co. (The)	29,064	2,381,504

		$8,968,817

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	103,235	$1,326,570

		$1,326,570

Security	Shares	Value
Industrial Conglomerates — 0.8%
3M Co.	11,474	$1,892,636
General Electric Co.	241,040	5,980,203

		$7,872,839

Insurance — 1.5%
ACE, Ltd.	35,393	$3,945,966
Aflac, Inc.	17,703	1,133,169
Aon PLC	4,957	476,467
Genworth Financial, Inc., Class A(1)	74,552	544,975
Marsh & McLennan Cos., Inc.	15,767	884,371
Travelers Companies, Inc. (The)	43,848	4,741,284
Unum Group	70,698	2,384,643

		$14,110,875

Internet & Catalog Retail — 2.9%
Amazon.com, Inc.(1)	65,202	$24,261,664
Netflix, Inc.(1)	5,000	2,083,450
Shutterfly, Inc.(1)	27,478	1,243,105

		$27,588,219

Internet Software & Services — 8.2%
eBay, Inc.(1)	129,341	$7,460,389
Facebook, Inc., Class A(1)	224,414	18,450,197
Google, Inc., Class A(1)	40,752	22,605,134
Google, Inc., Class C(1)	39,492	21,641,616
LinkedIn Corp., Class A(1)	4,433	1,107,629
VeriSign, Inc.(1)	94,613	6,336,233

		$77,601,198

IT Services — 2.9%
Alliance Data Systems Corp.(1)	7,945	$2,353,706
Cognizant Technology Solutions Corp., Class A(1)	143,537	8,955,274
Fidelity National Information Services, Inc.	79,262	5,394,572
International Business Machines Corp.	21,832	3,504,036
MasterCard, Inc., Class A	38,080	3,289,731
Visa, Inc., Class A	63,696	4,166,355

		$27,663,674

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	23,065	$1,179,544

		$1,179,544

Machinery — 1.3%
Caterpillar, Inc.	11,120	$889,934
Dover Corp.	32,893	2,273,564
Ingersoll-Rand PLC	31,550	2,147,924
Parker-Hannifin Corp.	16,214	1,925,899
Stanley Black & Decker, Inc.	51,390	4,900,550

		$12,137,871

Marine — 0.1%
Kirby Corp.(1)	17,666	$1,325,833

		$1,325,833

Media — 5.1%
Cablevision Systems Corp.	27,056	$495,125
CBS Corp., Class B	88,076	5,340,048
Comcast Corp., Class A	386,923	21,849,542
DIRECTV(1)	38,000	3,233,800
Liberty Global PLC, Series C(1)	36,000	1,793,160
Lions Gate Entertainment Corp.	23,797	807,194
Time Warner, Inc.	17,000	1,435,480
Walt Disney Co. (The)	123,163	12,918,567

		$47,872,916

Security	Shares	Value
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	25,665	$486,352
Newmont Mining Corp.	20,961	455,063
Nucor Corp.	23,005	1,093,428

		$2,034,843

Multi-Utilities — 1.0%
CMS Energy Corp.	217,119	$7,579,624
Public Service Enterprise Group, Inc.	43,527	1,824,652

		$9,404,276

Multiline Retail — 1.3%
Macy’s, Inc.	81,687	$5,302,303
Nordstrom, Inc.	28,152	2,261,169
Target Corp.	54,516	4,474,128

		$12,037,600

Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	66,225	$6,952,300
ConocoPhillips	75,068	4,673,734
EOG Resources, Inc.	32,900	3,016,601
Exxon Mobil Corp.	119,578	10,164,130
Hess Corp.	28,844	1,957,642
Occidental Petroleum Corp.	34,959	2,552,007
Phillips 66	57,101	4,488,139
Spectra Energy Corp.	16,118	582,988
Williams Cos., Inc. (The)	48,359	2,446,482

		$36,834,023

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	72,774	$6,051,886

		$6,051,886

Pharmaceuticals — 3.5%
AbbVie, Inc.	11,165	$653,599
Bristol-Myers Squibb Co.	106,404	6,863,058
Eli Lilly & Co.	12,046	875,142
Johnson & Johnson	51,777	5,208,766
Mallinckrodt PLC(1)	3,225	408,446
Merck & Co., Inc.	158,250	9,096,210
Pfizer, Inc.	292,162	10,164,316

		$33,269,537

Professional Services — 0.5%
Equifax, Inc.	15,738	$1,463,634
Nielsen NV	8,843	394,133
Robert Half International, Inc.	51,102	3,092,693

		$4,950,460

Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	17,730	$1,669,279
Apartment Investment & Management Co., Class A	35,696	1,404,995
Crown Castle International Corp.	7,507	619,628
Host Hotels & Resorts, Inc.	28,981	584,837
Simon Property Group, Inc.	38,580	7,547,791

		$11,826,530

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	24,669	$954,937

		$954,937

Security	Shares	Value
Road & Rail — 0.8%
CSX Corp.	34,587	$1,145,521
Kansas City Southern	4,645	474,162
Norfolk Southern Corp.	10,785	1,109,992
Ryder System, Inc.	12,392	1,175,877
Union Pacific Corp.	37,756	4,089,352

		$7,994,904

Semiconductors & Semiconductor Equipment — 5.0%
Analog Devices, Inc.	56,522	$3,560,886
ASML Holding NV - NY Shares	16,394	1,656,286
Cypress Semiconductor Corp.(1)	245,589	3,465,261
Intel Corp.	560,441	17,524,990
Microchip Technology, Inc.	30,000	1,467,000
NXP Semiconductors NV(1)	42,233	4,238,504
ON Semiconductor Corp.(1)	149,333	1,808,422
SunEdison, Inc.(1)	41,136	987,264
Tessera Technologies, Inc.	28,424	1,144,919
Texas Instruments, Inc.	199,048	11,382,560

		$47,236,092

Software — 6.0%
Microsoft Corp.	1,057,881	$43,008,152
Oracle Corp.	259,569	11,200,402
Red Hat, Inc.(1)	28,914	2,190,236
TiVo, Inc.(1)	42,923	455,413

		$56,854,203

Specialty Retail — 1.7%
Advance Auto Parts, Inc.	26,636	$3,987,143
Best Buy Co., Inc.	28,506	1,077,242
Gap, Inc. (The)	35,268	1,528,162
Home Depot, Inc. (The)	58,008	6,590,289
Tiffany & Co.	28,579	2,515,238

		$15,698,074

Technology Hardware, Storage & Peripherals — 9.1%
Apple, Inc.	690,904	$85,969,185
Hewlett-Packard Co.	10,000	311,600

		$86,280,785

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	73,632	$7,387,499

		$7,387,499

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	99,397	$1,041,681

		$1,041,681

Tobacco — 1.0%
Altria Group, Inc.	27,194	$1,360,244
Lorillard, Inc.	17,939	1,172,314
Philip Morris International, Inc.	87,820	6,615,480

		$9,148,038

Trading Companies & Distributors — 0.3%
Fastenal Co.	79,244	$3,283,475

		$3,283,475

Total Common Stocks — 100.0% (identified cost $372,463,477)		$947,558,167

Call Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	275	$4,505	4/2/15	$(4,813)
NASDAQ 100 Index	180	4,415	4/10/15	(184,500)
NASDAQ 100 Index	130	4,510	4/17/15	(38,675)
NASDAQ 100 Index	235	4,410	4/24/15	(730,850)
S&P 500 Index	590	2,115	4/2/15	(17,700)
S&P 500 Index	730	2,100	4/10/15	(346,750)
S&P 500 Index	565	2,125	4/17/15	(132,775)
S&P 500 Index	700	2,095	4/24/15	(927,500)

Total Call Options Written (premiums received $5,776,567)				$(2,383,563)

Other Assets, Less Liabilities — 0.2%				$2,164,194

Net Assets — 100.0%				$947,338,798

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$372,366,239

Gross unrealized appreciation	$575,801,569
Gross unrealized depreciation	(609,641)

Net unrealized appreciation	$575,191,928

Written options activity for the fiscal year to date ended March 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,430	$6,728,713
Options written	11,225	21,287,991
Options terminated in closing purchase transactions	(5,205)	(11,277,615)
Options expired	(6,045)	(10,962,522)

Outstanding, end of period	3,405	$5,776,567

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $2,383,563.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$947,558,167 *	$—	$—	$947,558,167
Total Investments	$947,558,167	$—	$—	$947,558,167

Liability Description
Call Options Written	$(2,383,563)	$—	$—	$(2,383,563)
Total	$(2,383,563)	$—	$—	$(2,383,563)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2015